Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
Accrued Liabilities
9. Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2016	2015
Accrued loan interest and loan fees	$114	$1,226
Accrued operating expenses	4,360	4,520
Accrued voyage expenses and commissions	2,453	1,188
Accrued general and administrative expenses	934	938
Total	$7,861	$7,872